Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2019		9,525	2,014	704	500	12,743	2,409	3,587	2,111	8,107	20,850
Additions		389	—	1,004	4	1,397	—	—	—	—	1,397
Acquired through business combinations		—	6	—	—	6	—	—	—	—	6
Transfers		660	—	—	—	660	—	—	—	—	660
Retirements and disposals		(52)	(3)	—	(14)	(69)	—	—	—	—	(69)
Impairment losses recognized in earnings	7	—	—	—	(1)	(1)	—	(1)	(85)	(86)	(87)
Amortization included in operating costs		—	—	(992)	—	(992)	—	—	—	—	(992)
December 31, 2019		10,522	2,017	716	489	13,744	2,409	3,586	2,026	8,021	21,765
ACCUMULATED AMORTIZATION
January 1, 2019		6,720	727	—	198	7,645	—	—	—	—	7,645
Amortization		745	112	—	45	902	—	—	—	—	902
Retirements and disposals		(51)	—	—	(14)	(65)	—	—	—	—	(65)
Other		(69)	—	—	—	(69)	—	—	—	—	(69)
December 31, 2019		7,345	839	—	229	8,413	—	—	—	—	8,413
NET CARRYING AMOUNT
January 1, 2019		2,805	1,287	704	302	5,098	2,409	3,587	2,111	8,107	13,205
December 31, 2019		3,177	1,178	716	260	5,331	2,409	3,586	2,026	8,021	13,352

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2018		8,689	1,950	741	393	11,773	2,443	3,534	2,251	8,228	20,001
Additions		362	13	967	106	1,448	—	56	—	56	1,504
Acquired through business combinations		9	51	—	1	61	1	—	5	6	67
Transfers		506	—	—	4	510	(4)	—	—	(4)	506
Retirements and disposals		(41)	—	—	(4)	(45)	—	(1)	—	(1)	(46)
Impairment losses recognized in earnings	7	—	—	(14)	—	(14)	(31)	(2)	(145)	(178)	(192)
Amortization included in operating costs		—	—	(990)	—	(990)	—	—	—	—	(990)
December 31, 2018		9,525	2,014	704	500	12,743	2,409	3,587	2,111	8,107	20,850
ACCUMULATED AMORTIZATION
January 1, 2018		5,976	612	—	155	6,743	—	—	—	—	6,743
Amortization		707	115	—	47	869	—	—	—	—	869
Retirements and disposals		(39)	—	—	(4)	(43)	—	—	—	—	(43)
Other		76	—	—	—	76	—	—	—	—	76
December 31, 2018		6,720	727	—	198	7,645	—	—	—	—	7,645
NET CARRYING AMOUNT
January 1, 2018		2,713	1,338	741	238	5,030	2,443	3,534	2,251	8,228	13,258
December 31, 2018		2,805	1,287	704	302	5,098	2,409	3,587	2,111	8,107	13,205